UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GEOLOGIC RESOURCE PARTNERS, LLC
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Address:     535 Boylston Street
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             Boston, MA 02116
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Form 13F File Number:  28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        George R. Ireland
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Title:       Principal of GRI Holdings, LLC, the Managing Member of Geologic
             Resource Partners, LLC
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Phone:       617-849-8922
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Signature, Place, and Date of Signing:

                                                May 16, 2011
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Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     None
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
                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $136,717
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number          Name

     1          28-14322                      GRI HOLDINGS LLC
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

                                                  GEOLOGIC RESOURCE PARTNERS LLC

                                         FORM 13F INFORMATION TABLE AS OF MARCH 31, 2011

                              TITLE                     VALUE     SHARES/    SH/  PUT/   INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP    X($1000)   PRN AMT    PRN  CALL  DISCRETN MANAGERS     SOLE    SHARED  NONE
--------------               --------         -----    --------   -------    ---  ----  -----------------     ----    ------  ----
BANRO CORP                     COM          066800103   13,961   5,584,416    SH         DEFINED    1      5,584,416     0     0
CLIFFS NATURAL RESOURCES INC   COM          18683K101   12,284     125,000    SH         DEFINED    1        125,000     0     0
ETFS PALLADIUM TR              SH BEN INT   26923A106   15,357     201,988    SH         DEFINED    1        201,988     0     0
FREEPORT-MCMORAN COPPER & GO   COM          35671D857   10,944     197,000    SH         DEFINED    1        197,000     0     0
GREAT BASIN GOLD LTD           COM          390124105   10,012   3,792,200    SH         DEFINED    1      3,792,200     0     0
MINEFINDER LTD                 COM          602900102      587      44,498    SH         DEFINED    1         44,498     0     0
MOLYCORP INC DEL               COM          608753109   17,628     293,700    SH         DEFINED    1        293,700     0     0
SPDR GOLD TRUST                GOLD SHS     78463V107   55,944     400,000    SH         DEFINED    1        400,000     0     0
